Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	457,252,475.80	26,499
Yield Supplement Overcollateralization Amount 06/30/20	23,250,427.61	0
Receivables Balance 06/30/20	480,502,903.41	26,499
Principal Payments	20,512,686.13	503
Defaulted Receivables	396,544.44	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/20	21,760,353.43	0
Pool Balance at 07/31/20	437,833,319.41	25,974

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.65%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	3,845,629.52	171
Past Due 61-90 days	763,465.34	38
Past Due 91-120 days	389,714.11	17
Past Due 121+ days	0.00	0
Total	4,998,808.97	226

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	367,856.92
Aggregate Net Losses/(Gains) - July 2020	28,687.52
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.07%
Prior Net Losses Ratio	0.40%
Second Prior Net Losses Ratio	0.11%
Third Prior Net Losses Ratio	1.75%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.93%

Overcollateralization Target Amount	11,602,582.96
Actual Overcollateralization	11,602,582.96
Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	6.36%
Weighted Average Remaining Term	42.38

Flow of Funds	$ Amount
Collections	26,435,201.17
Investment Earnings on Cash Accounts	1,041.61
Servicing Fee(1)	(400,419.09)
Transfer to Collection Account	-
Available Funds	26,035,823.69

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,091,740.87
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	7,301,965.78
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	11,602,582.96
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,891,947.41
(10) Collection Account Redeposits	4,061,000.00

Total Distributions of Available Funds	26,035,823.69
Servicing Fee	400,419.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 07/15/20	445,135,285.19
Principal Paid	18,904,548.74
Note Balance @ 08/17/20	426,230,736.45

Class A-1
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-3
Note Balance @ 07/15/20	325,515,285.19
Principal Paid	18,904,548.74
Note Balance @ 08/17/20	306,610,736.45
Note Factor @ 08/17/20	94.0523731%

Class A-4
Note Balance @ 07/15/20	89,060,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	89,060,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	30,560,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	30,560,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,178,327.54
Total Principal Paid	18,904,548.74
Total Paid	20,082,876.28

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	849,052.37
Principal Paid	18,904,548.74
Total Paid to A-3 Holders	19,753,601.11

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1775974
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.8928352
Total Distribution Amount	20.0704326

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.6044551
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.9894133
Total A-3 Distribution Amount	60.5938684

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	386.25
Noteholders' Principal Distributable Amount	613.75

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	2,546,066.61
Investment Earnings	323.50
Investment Earnings Paid	(323.50)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,349,010.79	$10,549,892.57	$16,352,926.68
Number of Extensions	282	478	734
Ratio of extensions to Beginning of Period Receivables Balance	1.32%	2.11%	3.14%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

     Such amounts have priority prior to the application of Available Funds.